Offerings - Offering: 1	May 08, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $1.00 per share
Amount Registered | shares	9,730,000
Proposed Maximum Offering Price per Unit	41.37
Maximum Aggregate Offering Price	$ 402,530,100.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 61,627.36
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the Securities Act), this registration statement also covers an indeterminate number of additional shares of Common Stock which, by reason of changes in the capitalization of the Company and other events specified in the employee benefit plan described herein. (2) Estimated in accordance with Rules 457(c) and 457(h) under the Securities Act, solely for purposes of calculating the registration fee, based on the average of the high and low prices per share of the registrants common stock on May 7, 2025, as reported on the New York Stock Exchange. (3) The registrant does not have any fee offsets.